FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 54,547	$ 44,558
Financial assets, at fair value	54,547	44,558
Disclosure of financial liabilities [line items]
Financial liabilities	247,273	223,744
Financial liabilities	244,792	227,064
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	12,054	10,875
Financial liabilities	11,652	11,993
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	172,666	152,008
Financial liabilities	171,382	153,844
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,919	13,049
Financial liabilities	14,124	13,415
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	187,585	165,057
Financial liabilities	185,506	167,259
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	42,846	43,504
Financial liabilities	42,846	43,504
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,788	4,308
Financial liabilities	4,788	4,308
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	5,901	5,927
Financial assets, at fair value	5,901	5,927
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	7,535	2,837
Financial assets, at fair value	7,535	2,837
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	12,205	12,694
Financial assets, at fair value	12,205	12,694
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	23,102	16,546
Financial assets, at fair value	23,102	16,546
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	19,240	15,318
Financial assets, at fair value	19,240	15,318
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	1,655	2,020
Financial assets, at fair value	1,655	2,020
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,134	2,521
Financial assets, at fair value	2,134	2,521
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	5,877	3,241
Financial assets, at fair value	$ 5,877	$ 3,241